UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey — 128.4%
Corporate — 3.1%
New Jersey EDA, RB, AMT:
New Jersey American Water Co., Inc. Project, Series A (AMBAC), 5.25%, 11/01/32	$3,000	$3,054,420
Waste Management of New Jersey, Mandatory Put Bonds, Series A, 5.30%, 6/01/15 (a)	2,500	2,672,525
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	2,500	2,801,300
Series B, 5.60%, 11/01/34	2,150	2,451,667
		10,979,912
County/City/Special District/School District — 17.5%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,862,483
City of Perth Amboy New Jersey, Refunding, GO, CAB (AGM) (b):
5.00%, 7/01/32	4,605	5,024,055
5.00%, 7/01/33	1,395	1,518,764
5.00%, 7/01/37	1,470	1,575,223
County of Union New Jersey, GO:
4.00%, 3/01/29	2,590	2,849,829
4.00%, 3/01/30	2,590	2,841,696
4.00%, 3/01/31	2,925	3,195,562
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	1,235	1,386,880
4.25%, 3/01/35	1,300	1,457,092
4.30%, 3/01/36	1,370	1,537,277
Essex County Improvement Authority, RB, County Correctional Facility Project, Series A (NPFGC), 5.00%, 10/01/13 (c)	4,400	4,592,060
Essex County Improvement Authority, Refunding RB, Project Consolidation:
(AMBAC), 5.25%, 12/15/18	1,000	1,216,940
(NPFGC), 5.50%, 10/01/27	250	328,965
(NPFGC), 5.50%, 10/01/28	4,840	6,413,145
Hudson County Improvement Authority, RB:
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	750	816,135
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,237,200
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	3,600	4,045,608

	Par (000)	Value
Municipal Bonds

New Jersey (continued)
County/City/Special District/School District (concluded)
Middlesex County Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	$500	$500,790
Monmouth County Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,018
5.38%, 12/01/18	5	5,018
Morristown Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,995,908
5.00%, 8/01/33	3,000	3,249,810
New Jersey State Transit Corp., COP, Subordinate, Federal Transit Administration Grants, Series A (AGM), 5.00%, 9/15/21	2,000	2,121,520
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	620	621,488
South Jersey Port Corp., Refunding RB, 4.50%, 1/01/13 (c)	5,670	5,709,746
Union County Improvement Authority, RB, Family Court Building Project, 4.00%, 5/01/37	3,575	3,695,013
		61,803,225
Education — 21.1%
New Jersey EDA, RB, International Center For Public Health Project, University of Medicine and Dentistry (AMBAC), 6.00%, 6/01/32	5,000	5,008,250
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,200	1,368,276
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,276,058
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,790,874
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (c)	3,260	3,513,400
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	3,615	3,903,477
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	9,740	10,689,260
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	3,775	3,905,690

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	$3,000	$3,390,540
Ramapo College, Series B, 5.00%, 7/01/37	845	956,303
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,302,575
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	930,285
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	3,000,452
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	900	952,056
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	277,243
William Paterson University, Series C (AGC), 4.75%, 7/01/34	4,000	4,353,440
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.50%, 12/01/28	3,380	3,533,283
4.50%, 12/01/29	4,150	4,306,704
4.63%, 12/01/30	4,080	4,265,640
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	5,045	5,763,156
University of Medicine & Dentistry of New Jersey, COP (NPFGC), 5.00%, 6/15/29	2,000	2,047,160
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	4,740	4,756,211
Health — 15.1%		74,290,333
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital (AMBAC), 5.00%, 9/15/23	10,775	11,664,692
Meridian Health, Series I (AGC), 5.00%, 7/01/38	755	810,712
Meridian Health, Series II (AGC), 5.00%, 7/01/38	6,260	6,721,925
Meridian Health, Series V (AGC), 5.00%, 7/01/38	3,870	4,155,567
Virtua Health (AGC), 5.50%, 7/01/38	3,035	3,387,242
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	3,080	3,814,919

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
AHS Hospital Corp., Series A (AMBAC), 6.00%, 7/01/13 (d)	$4,000	$4,148,400
Barnabas Health, Series A, 5.00%, 7/01/24	1,820	1,974,300
Barnabas Health, Series A, 5.63%, 7/01/32	1,100	1,246,993
Barnabas Health, Series A, 5.63%, 7/01/37	3,060	3,437,665
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,657,500
Hackensack University Medical (AGM), 4.63%, 1/01/30	5,480	5,910,783
Kennedy Health System, 5.00%, 7/01/31	540	595,204
Kennedy Health System, 5.00%, 7/01/37	520	567,424
Kennedy Health System, 5.00%, 7/01/42	360	393,440
Meridian Health System Obligation, 5.00%, 7/01/25	700	805,910
Meridian Health System Obligation, 5.00%, 7/01/26	1,590	1,814,921
		53,107,597
Housing — 7.0%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	9,245	9,662,874
M/F, 4.55%, 11/01/43	3,575	3,689,615
M/F, Series A, AMT (NPFGC), 4.85%, 11/01/39	935	944,808
Series AA, 6.50%, 10/01/38	1,645	1,741,249
Series B, 4.50%, 10/01/30	7,115	7,735,286
S/F Housing, Series T, AMT, 4.70%, 10/01/37	745	765,517
		24,539,349
State — 33.0%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.86%, 11/01/23 (e)	9,000	6,586,470
CAB, Series B, 3.06%, 11/01/25 (e)	10,000	6,742,500
Election of 2005, Series A, 5.80%, 11/01/15 (c)	4,690	5,436,835
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,406,200

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey (continued)
State (continued)
Garden State Preservation Trust, Refunding RB, Series C (AGM) (concluded):
5.25%, 11/01/21	$7,705	$9,969,885
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	585	633,725
Cigarette Tax (Radian), 5.75%, 6/15/14 (c)	3,180	3,457,709
Liberty State Park Project, Series C (AGM), 5.00%, 3/01/22	2,670	2,905,441
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,195,639
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	4,000	4,944,880
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	9,313,500
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,105	11,825,715
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/34	2,000	2,110,000
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	9,000	9,689,310
School Facilities Construction, Series O, 5.25%, 3/01/23	1,420	1,550,597
School Facilities Construction, Series Y, 5.00%, 9/01/33	3,000	3,305,280
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,800	3,295,628
School Facilities, Series U, 5.00%, 9/01/37	5,000	5,404,500
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	2,000	2,161,800
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	895	1,007,877
Cigarette Tax, 5.00%, 6/15/28	1,520	1,702,202
Cigarette Tax, 5.00%, 6/15/29	2,000	2,225,940
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,314,430
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	7,068,000
5.50%, 3/01/22	3,150	3,791,183

	Par (000)	Value
Municipal Bonds

New Jersey (continued)
State (concluded)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	$1,080	$1,224,990
		116,270,236
Tobacco — 1.4%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	4,755	4,942,727
Transportation — 24.2%
Delaware River Port Authority, RB, Port District Project (AGM):
Series B, 5.63%, 1/01/26	2,425	2,430,650
Series D, 5.00%, 1/01/40	3,700	4,138,450
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/15 (b)	7,615	7,186,352
Series A, 5.00%, 1/01/31	1,500	1,754,535
Series A, 5.00%, 1/01/35	760	879,024
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.40%, 12/15/32 (e)	4,050	1,688,040
CAB, Series C (AMBAC), 4.69%, 12/15/35 (e)	1,400	479,724
CAB, Series C (AMBAC), 4.74%, 12/15/36 (e)	7,210	2,331,137
Series A, 4.61%, 12/15/35 (e)	6,000	2,090,460
Series A (AGM), 5.25%, 12/15/20	10,750	13,481,683
Series A (AGM), 5.25%, 1/01/26	4,900	6,152,636
Series A (AGM), 5.25%, 1/01/29	2,000	2,579,000
Series A (AGM), 5.25%, 1/01/30	4,000	5,206,760
Series A (BHAC), 5.25%, 1/01/29	500	650,765
Series A (AGC), 5.63%, 12/15/28	2,000	2,408,080
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,569,741
Series A, 6.00%, 6/15/35	4,365	5,386,847
Series B, 5.25%, 6/15/36	1,900	2,196,039
Series B, 5.50%, 6/15/31	1,425	1,711,824
Series C (NPFGC), 6.50%, 1/01/16	910	1,062,188
Series C (NPFGC), 6.50%, 1/01/16 (d)	3,385	3,676,584
Series C-2005 (NPFGC), 6.50%, 1/01/16 (d)	255	303,629
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/42	2,500	2,917,475
Special Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,648,455

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal (concluded):
Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	$3,000	$3,000,690
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	5,175	6,104,171
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	1,025	1,184,674
5.00%, 11/01/29	1,025	1,182,778
		85,402,391
Utilities — 6.0%
Essex County Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	2,000	2,162,580
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	4,335	5,455,901
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (e):
4.19%, 9/01/28	6,600	3,421,044
4.26%, 9/01/29	6,900	3,394,455
Union County Utilities Authority, Refunding RB:
Covanta Union, Series A, AMT, 5.25%, 12/01/31	450	502,641
New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	5,415	6,227,792
		21,164,413
Total Municipal Bonds in New Jersey		452,500,183

Guam — 1.4%
State — 1.0%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	2,500	2,780,850
Territory of Guam, RB, Series B-1, 5.00%, 1/01/37	700	773,031
		3,553,881
Utilities — 0.4%
Guam Power Authority, Refunding RB, Series A:
5.00%, 10/01/34	325	351,461
(AGM), 5.00%, 10/01/26	580	660,168
(AGM), 5.00%, 10/01/27	380	430,635
		1,442,264
Total Municipal Bonds in Guam		4,996,145

	Par (000)	Value
Municipal Bonds

Puerto Rico — 7.0%
Health — 0.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.50%, 11/15/20	$1,750	$1,758,785
State — 4.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,080	2,191,717
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 6.58%, 7/01/37 (e)	4,000	809,680
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	1,300	1,387,022
First Sub-Series A, 6.00%, 8/01/42	2,500	2,765,025
First Sub-Series A-1, 5.25%, 8/01/43	2,130	2,256,991
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.60%, 8/01/42 (e)	5,500	1,064,690
First Sub-Series C (AGM), 5.13%, 8/01/42	6,120	6,642,464
		17,117,589
Transportation — 1.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,750	4,446,262
Utilities — 0.4%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/26	1,325	1,464,827
Total Municipal Bonds in Puerto Rico		24,787,463

Total Municipal Bonds – 136.8%		482,283,791

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New Jersey — 16.6%
Education — 0.3%
Rutgers State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	990	1,104,969

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New Jersey (concluded)
Housing — 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	$4,790	$5,291,082
State — 3.5%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	9,160	12,229,516
Transportation — 7.3%
Port Authority of New York & New Jersey, RB, Consolidated:
163rd Series, 5.00%, 7/15/39	11,456	13,063,919
169th Series, AMT, 5.00%, 10/15/41	5,500	6,091,250
Port Authority of New York & New Jersey, Refunding RB, 152nd Series, AMT, 5.25%, 11/01/35	5,998	6,629,430
		25,784,599
Utilities — 4.0%
Union County Utilities Authority, Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	12,370	13,817,042
Total Municipal Bonds in New Jersey		58,227,208

Puerto Rico — 0.7%
State — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	2,270	2,491,691
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 17.3%		60,718,899
Total Long-Term Investments (Cost – $493,129,340) – 154.1%		543,002,690

		Shares	Value
Short-Term Securities

BIF New Jersey Municipal Money Fund, 0.00% (g)(h)		6,430,592	$6,430,592
Total Short-Term Securities (Cost – $6,430,592) – 1.8%			6,430,592
Total Investments (Cost - $499,559,932*) – 155.9%			549,433,282
Other Assets Less Liabilities – 1.6%			5,494,665
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.5)%			(29,742,344)
VRDP Shares, at Liquidation Value – (49.0)%			(172,700,000)
Net Assets Applicable to Common Shares – 100.0%			$352,485,603
*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost		$470,110,921
	Gross unrealized appreciation		$50,436,819
	Gross unrealized depreciation		(833,203)
	Net unrealized appreciation		$49,603,616

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by Municipal or US Treasury obligations.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF New Jersey Municipal Money Fund	4,620,110	1,810,482	6,430,592	—

(h)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
M/F	Multi-family
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-family

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[1]	—	$543,002,690	—	$543,002,690
Short-Term Securities	$6,430,592	—	—	6,430,592
Total	$6,430,592	$543,002,690	—	$549,433,282
[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(29,718,745)	—	$(29,718,745)
VRDP Shares	—	(172,700,000)	—	(172,700,000)
Total	—	$(202,418,745)	—	$(202,418,745)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	December 21, 2012